Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent events
29.	Subsequent events

In the preparation of the consolidated financial statements, the Group has evaluated the events and transactions for their recognition or disclosure subsequent to December 31, 2023, and until April 30, 2024 (date of issuance of the consolidated financial statements), and except as noted below, has not identified subsequent significant events:

On March 6, 2024, the Ordinary General Shareholders’ Meeting approved a dividend payment of Ps.250,000. Part of this amount was paid to Campalier for Ps.131,295, on March 14, 2024, based on its shareholding. The dividend per share was Ps.6.70.

During the first quarter of 2024, the Company finalized a purchase-sale agreement for the property currently hosting Jafra Mexico’s offices in Mexico City. The deal is valued at Ps.386 million, with payments spread over a three-year term. These funds will be destined for servicing the Group’s outstanding debt. Jafra Mexico will move to a newly leased office building starting in June 2024.